Fair Value Of Financial Instruments (Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities) (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Sep. 30, 2012		Mar. 31, 2012
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 75		¥ 84
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	7,143	[1]	6,598	[1]
Japan [Member] | Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,159		2,304
U.S. [Member] | Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	1,219		1,319
EU [Member] | Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	2,304		2,527
Other [Member] | Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 461		¥ 448

[1]	Other than above, there were 640 billion yen and 621 billion yen of government, agency and municipal securities in Other assets— Non-trading debt securities as of March 31, 2012 and September 30, 2012, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.